Note 6 - Stock-Based Compensation Expense (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expense			$ 1,074,957	$ 902,074
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 451,023		$ 554,592
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 3 months 18 days		1 year 6 months
Expense Related To Consulting And Investment Banking Agreements [Member]
Share-Based Payment Arrangement, Expense	$ 54,167	$ 18,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense	$ 103,569	$ 228,039	$ 855,124	$ 773,377